POST-EMPLOYMENT OBLIGATIONS (Details 12)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation	11.73%	10.60%	6.83%
Annual expected return on plan assets	11.73%	10.60%	6.83%
Long-term annual inflation rate	5.31%	5.03%	3.32%
Estimated future annual salary increases	5.31%	5.03%	3.32%
General mortality table	AT-2000 S10% by sex	AT-2000 S10% by sex	AT-2000 M S10% D10%
Disability table	Not applicable	Not applicable	Not applicable
Disabled mortality table	AT-83 IAM Male	AT-83 IAM Male	AT-49 M
Health plan [member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation	11.83%	10.75%	7.14%
Long-term annual inflation rate	5.31%	5.03%	3.32%
General mortality table	AT-2000 M&F S10% D20%	AT-2000 M&F S10% D20%	AT-2000 M S10% D20%
Disability table	Álvaro Vindas increase of 30%	Tasa 1927 increase of 100%	Álvaro Vindas D30%
Disabled mortality table	MI-85 Female	MI-85 Female	MI-85 F
Real growth in contributions above inflation	1.00%	1.00%	1.00%
Life Insurance [Member]
IfrsStatementLineItems [Line Items]
Annual discount rate for present value of the actuarial obligation		10.73%	7.25%
Long-term annual inflation rate		5.03%	3.32%
Estimated future annual salary increases		6.29%	4.56%
General mortality table		AT-2000 M&F S10% D20%	AT-2000 M S10% D20%
Disability table		Tasa 1927 increase of 100%	Álvaro Vindas D30%
Disabled mortality table		MI-85 Female	MI-85 F